TAXATION - Income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Expected income tax recovery	$ (288,466)	$ (108,298)
Share issuance costs	(298,176)
Impact of difference in tax rates and other	(10,670)	21,425
Share-based compensation	43,910
Deferred income taxes not recognized	$ 553,402	$ 86,873
Income tax rate	27.00%	27.00%	27.00%
USA
TAXATION
Income tax rate	21.00%	21.00%
Nevada
TAXATION
Income tax rate	0.00%	0.00%